Shareholder Fees {- Fidelity Advisor® Stock Selector Mid Cap Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity Advisor Stock Selector Mid Cap Fund - Retail PRO-11 | Fidelity Advisor® Stock Selector Mid Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none